Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance
Acquisitions	56,386,796
Ending balance	$ 56,386,796